INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	Year Ended December 31,
	2025	2024
Earnings (loss) before tax	$395,026	($26,454)
Combined statutory tax rate	27%	27%
Income tax expense (recovery) computed at statutory tax rate	106,657	(7,143)
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	7,937	(2,060)
Impact of foreign exchange on deferred income tax assets and liabilities	(67,653)	63,844
Change in unrecognized deferred income tax asset	(15,707)	12,469
7.5% mining royalty in Mexico and Nevada net proceeds tax	37,607	13,539
Other non-deductible expenses	(7,174)	9,660
Impact of inflationary adjustments	(20,324)	(14,228)
Change in tax provision estimates	(2,899)	(3,740)
Losses foregone due to expiry	10,080	-
Value of losses forgone due to tax settlement	5,061	311
Net tax accrual on disputes with tax authority	131,482	-
Withholding Taxes	1,133	205
Other	(2,149)	2,574
Income tax expense	$184,051	$75,431

Statements of Earnings Presentation
Current income tax expense	$273,119	$31,997
Deferred income tax (recovery) expense	(89,068)	43,434
Income tax expense	$184,051	$75,431
Effective tax rate	47%	(285%)

Disclosure of detailed information about tax receivables and payables [Table Text Block]
	Year Ended December 31,
	2025	2024
Current income tax payable	$239,357	$22,792
Non-current income tax payable	-	19,685
	$239,357	$42,477

Disclosure of detailed information about deferred taxes [Table Text Block]
			Deferred tax
			asset not
Deferred tax assets	Losses	Provisions	recognized	Other	Total
At December 31, 2023	$202,608	$42,207	($130,613)	$21,818	$136,020
Benefit (expense) to statement of earnings	35,406	2,043	(28,715)	(2,960)	5,774
At December 31, 2024	$238,014	$44,250	($159,328)	$18,858	$141,794
Benefit (expense) to statement of earnings	37,465	13,976	(5,309)	8,514	54,646
Acquired from Gatos		3,042	(3,777)	6,555	5,820
Charge to equity	2,486	-	3,612	1,065	7,163
(Charge) benefit to OCI	21	-	5,062	(18,638)	(13,555)
At December 31, 2025	$277,986	$61,268	($159,740)	$16,354	$195,868

	Property, plant
	and equipment
	and mining
Deferred tax liabilities	interests	Other	Total
At December 31, 2023	$129,941	($3,637)	$126,304
Benefit to statement of earnings	58,576	(9,367)	49,209
At December 31, 2024	$188,517	($13,004)	$175,513
Benefit to statement of earnings	(52,143)	17,721	(34,422)
Acquired from Gatos	517,315	526	517,841
Benefit to equity	-	28,446	28,446
Foreign exchange translation adjustment	-	(938)	(938)
At December 31, 2025	$653,689	$32,751	$686,440

Statements of Financial Position Presentation
Deferred tax assets			$46,375
Deferred tax liabilities			80,094
At December 31, 2024			$33,719
Deferred tax assets			$80,386
Deferred tax liabilities			570,958
At December 31, 2025			$490,572

Disclosure of detailed information about deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets [Table Text Block]
	Year Ended December 31,
	2025	2024
Non-capital losses	$513,357	$460,193
Capital losses	-	32,971
Accrued expenses	1,412	849
Mineral properties, plant and equipment	38,338	39,145
Other	5,188	49,007
	$558,295	$582,165

Disclosure of detailed information about deferred tax assets expiration [Table Text Block]
Year of expiry	Canadian non-capital losses	US non-capital losses	Mexican non-capital losses	December 31, 2025	December 31, 2024
2026	$-	$-	$17,378	$17,378	$19,991
2027	-	-	1,833	1,833	2,759
2028	-	-	48,942	48,942	8,086
2029	-	-	88,677	88,677	45,953
2030	-	-	83,452	83,452	84,046
2031	-	-	64,722	64,722	73,514
2032	-	19,429	9,680	29,109	56,090
2033	-	14,667	76,473	91,140	7,768
2034	-	13,273	75,230	88,503	81,247
2035 and after	85,642	61,576	32,117	179,335	168,081
No expiry	-	349,685	-	349,685	285,569
Total	$85,642	$458,630	$498,504	$1,042,776	$833,104
Unrecognized losses	$-	$131,541	$381,816	$513,357	$421,199